UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	October 1, 2017 — September 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Mortgage Securities Fund

Annual report
9 | 30 | 18

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGSIX

Effective April 19, 2018, Putnam U.S. Government Income Trust was renamed Putnam Mortgage Securities Fund.

Putnam
Mortgage Securities
Fund

Annual report
9 | 30 | 18

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions; changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates); changes in government intervention in the financial and housing markets; and factors related to a specific issuer or industry. These and other factors may lead to periods of increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Message from the Trustees

November 6, 2018

Dear Fellow Shareholder:

Global financial markets met with increased challenges as we entered the final quarter of 2018. After rising to record highs in the summer, U.S. stocks declined in October as concerns mounted over rising interest rates and the escalating U.S.–China trade conflict. International stock markets, which had already been lagging, experienced selloffs as well. Fixed-income markets have also encountered headwinds as the Federal Reserve has continued its path of normalizing monetary policy. Against this backdrop, markets may remain choppy, despite a solid economy. Fortunately, navigating changing markets is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 8–10 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

As of April 19, 2018, the Bloomberg Barclays U.S. MBS Index, an unmanaged index of agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac, replaced the Bloomberg Barclays GNMA Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the Bloomberg Barclays U.S. MBS Index more accurately reflect the types of securities that generally will be held by the fund.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018, and thereafter.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 9/30/18. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 14.

2 Mortgage Securities Fund

Mike is a Co-Head of Fixed Income. He has a B.A. from Cornell University. Mike joined Putnam in 1997 and has been in the investment industry since 1989.

In addition to Mike, your fund is managed by Brett S. Kozlowski, CFA, and Jatin Misra, Ph.D., CFA.

Mike, in April 2018, the fund was renamed to reflect its broader investment policy. Would you tell us more about those developments?

Prior to April 19, 2018, the fund was known as Putnam U.S. Government Income Trust. The fund’s previous investment policy [under normal circumstances] was to invest at least 80% of net assets in U.S. government securities. This policy was changed to allow the fund to invest at least 80% of net assets in mortgages, mortgage-related fixed-income securities, and related derivatives. In pursuing this policy, the fund employs a broad opportunity set of securitized mortgage products, including: government-agency mortgage-backed securities [MBS], non-agency residential MBS, agency interest-only securities, and commercial mortgage-backed securities [CMBS]. Combining the risks related to mortgage-credit and prepayment-related securities allows me and our portfolio management team to seek to outpace the benchmark while broadening the fund’s diversification.

Speaking of the benchmark, the fund’s benchmark has changed from the Bloomberg Barclays GNMA Index to the Bloomberg

Mortgage Securities Fund 3

Allocations are shown as a percentage of the fund’s net assets as of 9/30/18. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 9/30/18. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

4 Mortgage Securities Fund

Barclays U.S. MBS Index, which we believe is more reflective of the fund’s investment policy.

As part of this repositioning, Putnam American Government Income Fund was merged into Putnam Mortgage Securities Fund.

The fund posted a negative return but still outpaced its primary and secondary benchmarks. Which strategies and holdings aided relative performance?

Our mortgage-credit positions were the biggest relative contributor, led by an allocation to agency credit-risk transfer securities [CRTs]. CRTs continued to benefit from strong overall demand as investors embraced the sector’s relatively high yields backed by robust collateral and rising residential real estate prices. Moreover, credit-rating agencies upgraded certain CRT tranches, recognizing the improved outlook for their underlying collateral, which helped boost investor sentiment toward the sector.

Additionally, holdings of mezzanine CMBS added value, as spreads — the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries —continued to gradually tighten. [Bond prices rise as spreads tighten.] By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They provide a yield advantage over higher-rated bonds along with meaningful principal protection.

Strategies targeting prepayment risk modestly contributed versus the benchmark. Our holdings of reverse-mortgage interest-only securities continued to benefit from regulatory changes announced by the Department of Housing and Urban Development [HUD] in August 2017. The regulations have reduced the incentives for owners of reverse mortgages to refinance, helping to strengthen secondary market demand for these securities.

During most of the period, higher longer-term Treasury yields aided our positions in agency interest-only collateralized mortgage obligations [IO CMOs]. Refinancing activity was subdued due to rising mortgage rates and a continuing trend of fairly restrictive bank underwriting standards. Late in the period, however, faster-than-expected prepayment speeds of the mortgages underlying our IO CMO positions largely offset earlier gains in these holdings.

How did the fund’s interest-rate and yield-curve positioning fare during the period?

Our term-structure strategies also notably contributed. The fund’s duration was generally shorter than that of the benchmark, meaning the fund had less interest-rate sensitivity than the broad market index. This positioning was particularly beneficial during January and February, when bond yields rose across the curve.

What detracted versus the benchmark?

Adverse results from our “mortgage basis” positioning — a strategy that seeks to exploit the yield differential between current-coupon, 30-year agency pass-throughs and 30-year Treasuries — partially detracted from the performance of our prepayment strategies.

How did you use derivatives during the period?

We used credit default swaps to gain exposure to CMBS via CMBX, which is an index that references a basket of CMBS issued in a particular year. We used interest-rate swaps and options to hedge the risks inherent in the fund’s duration and yield-curve positioning, to isolate the prepayment risk associated with our CMO holdings, and to help manage overall downside risk. We also employed futures to help manage the fund’s yield-curve strategies. Lastly, we used

Mortgage Securities Fund 5

total return swaps to hedge the fund’s sector exposures and to gain access to specific areas of the market.

What is your near-term outlook?

We think the U.S. economy will continue to grow at a steady pace. Additionally, we believe inflation, although somewhat higher, may remain relatively benign. As a result, we believe the stage is set for bond yields to rise. And we don’t think rising yields will be a major disruption to asset markets. In our view, investors appear more comfortable with the idea that risk-driven assets can perform reasonably well even if rates move higher.

What areas of the market do you find to be most attractive?

We continue to have a generally favorable outlook for mortgage credit. We think the underlying fundamentals for commercial real estate continue to be stable, supported by employment growth, low interest rates, and economic expansion. While we expect some degree of losses related to regional malls, we’re encouraged that many malls are attempting to repurpose their space to attract new types of tenants. Ultimately, we believe these issues will lead to losses in only a handful of BBB-rated CMBS tranches.

In terms of CMBS security selection, we plan to continue focusing on BBB-rated mezzanine tranches issued between 2011 and 2014. We also continue to favor CMBX A-rated and BBB-rated Series 6 exposure, as spread widening has increased the risk/reward appeal of this part of the market, in our view.

We continue to like agency CRTs on a fundamental basis, but have become more cautious from a valuation perspective. We are focusing on opportunities among securities that have a few years of seasoning rather than newly issued CRTs, as we think this area of the market offers a more favorable risk/reward profile.

Agency IO CMOs also remain attractive to us, along with prepayment risk generally, because we think relatively tight mortgage-lending standards may continue to limit refinancing activity.

Lastly, we continue to like reverse-mortgage IOs. In addition to broadening the fund’s diversification, we think they offer a combination of reduced rate sensitivity, stable prepayment speeds, and what we consider to be attractive yield spreads.

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges may vary over time. A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

6 Mortgage Securities Fund

Thanks for your time and for bringing us up to date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of Special Interest

The fund’s dividend rate per class A share was increased from $0.033 to $0.046 in July 2018, and will be raised further to $0.049 in November 2018. These increases were made possible because the amount of income earned by the portfolio rose during the fiscal year. Similar increases will be made to other share classes.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Mortgage Securities Fund 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended September 30, 2018, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 9/30/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year
Class A (2/8/84)
Before sales charge	6.04%	50.70%	4.19%	6.29%	1.23%	1.70%	0.56%	–0.67%
After sales charge	5.92	44.67	3.76	2.04	0.40	–2.37	–0.80	–4.65
Class B (4/27/92)
Before CDSC	5.81	42.34	3.59	2.52	0.50	–0.47	–0.16	–1.42
After CDSC	5.81	42.34	3.59	0.65	0.13	–3.25	–1.09	–6.22
Class C (7/26/99)
Before CDSC	5.81	39.09	3.35	2.38	0.47	–0.58	–0.20	–1.45
After CDSC	5.81	39.09	3.35	2.38	0.47	–0.58	–0.20	–2.41
Class M (2/6/95)
Before sales charge	5.74	47.44	3.96	5.02	0.99	0.95	0.32	–0.94
After sales charge	5.64	42.65	3.62	1.61	0.32	–2.33	–0.78	–4.16
Class R (1/21/03)
Net asset value	5.75	46.19	3.87	4.92	0.97	0.88	0.29	–1.03
Class R6 (4/20/18)
Net asset value	6.22	54.19	4.43	7.70	1.49	2.61	0.86	–0.36
Class Y (4/11/94)
Net asset value	6.22	53.99	4.41	7.56	1.47	2.47	0.82	–0.49

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

8 Mortgage Securities Fund

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

Comparative index returns For periods ended 9/30/18

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year
Bloomberg Barclays U.S.
MBS Index	7.02%	38.82%	3.33%	10.53%	2.02%	2.97%	0.98%	–0.92%
Bloomberg Barclays
GNMA-Bloomberg
Barclays U.S. MBS Linked	7.01	39.29	3.37	9.46	1.82	2.56	0.85	–0.99
Benchmark*
Lipper U.S. Mortgage
Funds category average†	5.91	43.37	3.63	9.82	1.88	3.54	1.15	–0.67

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

As of April 19, 2018, the Bloomberg Barclays U.S. MBS Index, an unmanaged index of agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac, replaced the Bloomberg Barclays GNMA Index as the primary benchmark for this fund. In Putnam Investment Management, LLC’s opinion, the securities tracked by the Bloomberg Barclays U.S. MBS Index more accurately reflect the types of securities that generally will be held by the fund.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018, and thereafter.

† Over the 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 9/30/18, there were 127, 118, 99, 69, and 3 funds, respectively, in this Lipper category.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $14,234 and $13,909, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class M shares ($9,675 after sales charge) would have been valued at $14,265. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $14,619, $15,419, and $15,399, respectively.

Mortgage Securities Fund 9

Fund price and distribution information For the 12-month period ended 9/30/18

Distributions	Class A		Class B	Class C	Class M		Class R	Class R6	Class Y
Number	12		12	12	12		12	5	12
Income	$0.435		$0.340	$0.338	$0.401		$0.401	$0.223	$0.469
Capital gains	—		—	—	—		—	—	—
Total	$0.435		$0.340	$0.338	$0.401		$0.401	$0.223	$0.469
	Before	After	Net	Net	Before	After	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value
9/30/17	$12.89	$13.43	$12.83	$12.77	$12.95	$13.39	$12.76	—	$12.76
4/20/18*	—	—	—	—	—	—	—	$12.41	—
9/30/18	12.37	12.89	12.31	12.25	12.43	12.85	12.23	12.24	12.23
	Before	After	Net	Net	Before	After	Net	Net	Net
Current rate	sales	sales	asset	asset	sales	sales	asset	asset	asset
(end of period)	charge	charge	value	value	charge	charge	value	value	value
Current dividend
rate[1]	4.46%	4.28%	3.70%	3.72%	4.15%	4.02%	4.22%	2.04%	4.81%
Current 30-day
SEC yield
(with expense
limitation)[2,3]	N/A	4.80	4.27	4.25	N/A	4.61	4.76	5.39	5.26
Current 30-day
SEC yield
(without expense
limitation)[3]	N/A	4.67	4.14	4.12	N/A	4.48	4.62	5.26	5.13

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of class R6 shares.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

10 Mortgage Securities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 9/30/17*	0.75%	1.48%	1.50%	0.99%	1.00%	0.37%†	0.50%
Total annual operating expenses for the
fiscal year ended 9/30/17	0.89%	1.62%	1.64%	1.13%	1.14%	0.51%†	0.64%
Annualized expense ratio for the
six-month period ended 9/30/18‡	0.76%	1.49%	1.51%	1.00%	1.01%	0.36%	0.51%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/20/19.

† Other expenses are based on expenses of class A shares for the fund’s last fiscal year, restated to reflect the lower investor servicing fees applicable to class R6 shares.

‡ Expense ratios for each class, except for those that started up during the six-month period, are for the fund’s most recent fiscal half year. For a new class, the ratio is for the period from the inception date of the class to 9/30/18.

Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class from 4/1/18 to 9/30/18. For a new class, the expenses shown are for the period from the inception date of the class to 9/30/18. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The table also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.81	$7.45	$7.55	$5.01	$5.06	$1.62‡	$2.56
Ending value (after expenses)	$999.70	$995.80	$995.70	$998.30	$997.50	$1,004.20	$1,000.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 9/30/18, or in the case of a new class, the average net assets of the class from the inception date for the class to 9/30/18. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

‡ Had expenses for shares of any new class been shown for the entire period from 4/1/18 to 9/30/18, they would have been higher.

Mortgage Securities Fund 11

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 9/30/18, use the following calculation method. To find the value of your investment on 4/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.85	$7.54	$7.64	$5.06	$5.11	$1.83	$2.59
Ending value (after expenses)	$1,021.26	$1,017.60	$1,017.50	$1,020.05	$1,020.00	$1,023.26	$1,022.51

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 9/30/18, or in the case of a new class, the average net assets of the class from the inception date for the class to 9/30/18. Class inception dates can be found in the Fund performance table on the first page of the Your fund’s performance section. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Mortgage Securities Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

Mortgage Securities Fund 13

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX Index tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

14 Mortgage Securities Fund

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of September 30, 2018, Putnam employees had approximately $508,000,000 and the Trustees had approximately $69,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Mortgage Securities Fund 15

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2018. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous

16 Mortgage Securities Fund

years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2017. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2017. Putnam Management has agreed to maintain these expense limitations until at least January 30, 2020. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.32% of its average net assets through at least January 30, 2020. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and

Mortgage Securities Fund 17

its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income, and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st

18 Mortgage Securities Fund

or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper GNMA Funds) for the one-year, three-year and five-year periods ended December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	3rd
Three-year period	4th
Five-year period	2nd

Over the one-year, three-year and five-year periods ended December 31, 2017, there were 57, 52 and 50 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s fourth quartile performance over the three-year period ended December 31, 2017 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance was largely due to the fund’s overweight exposure, in 2015 and the first half of 2016, to securities with a short duration in an environment of falling intermediate-term interest rates. The Trustees also considered that the fund’s performance was stronger over the one-year and five-year periods and that the fund’s performance had improved since mid-2016 as interest rates generally increased.

The Trustees considered that the fund’s investment strategy and name had changed in 2018, and that the fund was operating under its previous name and strategy during the periods for which the Trustees were reviewing the fund’s performance. The Trustees also considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees noted Putnam Management’s continued efforts to support fund performance through the appointment of an additional portfolio manager in April 2018 and through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continues to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Mortgage Securities Fund 19

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

20 Mortgage Securities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Securities Fund 21

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Mortgage Securities Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Putnam Mortgage Securities Fund (formerly U.S. Government Income Trust) (the “fund”), including the fund’s portfolio, as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Putnam investment companies since 1999.

Boston, Massachusetts
November 6, 2018

22 Mortgage Securities Fund

The fund’s portfolio 9/30/18

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (120.4%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (47.6%)
Government National Mortgage Association Adjustable Rate Mortgages
(1 Yr Monthly Treasury Average CMT Index + 1.50%), 2.75% 7/20/26	$10,622	$10,799
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	44,202	49,939
6.00%, 1/15/29	2	2
5.50%, 8/15/35	260	281
5.00%, TBA, 10/1/48	56,500,000	58,985,119
4.70%, with due dates from 5/20/67 to 8/20/67	632,400	669,160
4.67%, 9/20/65	145,069	151,935
4.63%, 6/20/67	696,078	733,492
4.51%, 3/20/67	572,417	598,892
4.50%, TBA, 10/1/48	64,000,000	66,135,002
4.50%, with due dates from 2/20/34 to 5/20/48	26,668,673	27,811,457
4.32%, 5/20/67	207,544	215,327
4.00%, TBA, 10/1/48	29,000,000	29,484,845
4.00%, with due dates from 7/20/44 to 5/20/46	77,966,205	79,658,723
3.50%, TBA, 10/1/48	61,000,000	60,637,813
3.50%, with due dates from 10/15/42 to 5/20/46	64,983,467	64,984,735
3.00%, TBA, 10/1/48	88,000,000	85,215,627
3.00%, with due dates from 3/20/43 to 10/20/44	2,377,589	2,310,693
		477,653,841
U.S. Government Agency Mortgage Obligations (72.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	209,810	233,985
6.00%, 9/1/21	1,394	1,434
5.50%, with due dates from 7/1/19 to 8/1/19	12,055	12,138
4.50%, with due dates from 1/1/37 to 6/1/37	157,958	164,504
3.00%, 8/1/48	149,999	143,595
3.00%, 6/1/47	227,212	217,582
3.00%, 12/1/46	1,632,281	1,563,610
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/48	11,400,000	12,323,578
6.00%, with due dates from 4/1/21 to 8/1/22	196,193	202,031
5.50%, TBA, 10/1/48	52,000,000	55,534,378
5.50%, with due dates from 11/1/18 to 2/1/21	34,836	35,449
5.00%, 3/1/21	2,537	2,578
4.50%, TBA, 10/1/48	35,000,000	36,104,688
4.50%, with due dates from 3/1/39 to 10/1/46	1,195,944	1,238,977
4.00%, TBA, 11/1/48	62,000,000	62,518,283
4.00%, TBA, 10/1/48	62,000,000	62,600,625
4.00%, with due dates from 5/1/19 to 9/1/46	13,338,942	13,543,609
3.50%, with due dates from 5/1/56 to 1/1/57	16,969,973	16,682,876
3.50%, TBA, 10/1/48	179,000,000	176,147,188
3.50%, with due dates from 10/1/42 to 1/1/47	24,782,693	24,537,795
3.00%, TBA, 10/1/48	212,000,000	202,840,943
3.00%, with due dates from 5/1/45 to 10/1/46	3,923,800	3,765,193

Mortgage Securities Fund 23

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (120.4%)* cont.	amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
2.50%, TBA, 10/1/48	$6,000,000	$5,548,594
2.50%, 3/1/43	58,603,174	54,482,639
		730,446,272
Total U.S. government and agency mortgage obligations (cost $1,225,565,921)		$1,208,100,113

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)*	amount	Value
Agency collateralized mortgage obligations (40.5%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
17.108%, 4/15/37	$349,590	$476,071
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
16.506%, 5/15/35	1,301,643	1,656,601
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%),
15.882%, 11/15/35	719,094	960,422
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
15.152%, 12/15/36	248,629	303,825
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%),
13.385%, 3/15/35	3,162,272	3,828,879
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
11.429%, 6/15/34	1,261,419	1,402,825
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 6.966%, 10/25/24	1,084,887	1,203,064
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	5,562,739	1,246,448
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,946,003	517,666
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	4,013,750	560,786
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
4.092%, 11/15/42	6,633,403	621,182
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	15,675,465	3,490,236
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	11,060,108	2,004,976
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	8,637,493	1,884,312
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	7,292,343	1,618,827
Ser. 4425, IO, 4.00%, 1/15/45	9,102,258	2,006,411
Ser. 4425, Class EI, IO, 4.00%, 1/15/45	11,933,655	2,612,396
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	7,869,720	2,156,075
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	16,388,192	2,280,696
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	7,503,213	1,197,805
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	6,890,706	482,268
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	3,933,484	427,905
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.992%, 2/15/45	12,430,165	1,824,052
FRB Ser. 57, Class 2A1, 3.903%, 7/25/43 W	18,309	19,135
FRB Ser. 59, Class 2A1, 3.758%, 10/25/43 W	10,642	10,741
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	26,066,013	4,178,643
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	5,461,662	969,445
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	9,932,655	1,310,114
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	6,237,083	357,298
Ser. 304, Class C37, IO, 3.50%, 12/15/27	2,117,752	178,782

24 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	$10,301,325	$1,294,104
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	8,945,317	997,492
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	16,016,071	1,559,645
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	18,098,595	1,681,993
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	11,686,152	1,142,205
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	7,220,516	636,127
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	10,093,370	849,008
FRB Ser. 8, Class A9, IO, 0.43%, 11/15/28 W	1,166,984	16,104
FRB Ser. 59, Class 1AX, IO, 0.276%, 10/25/43 W	3,350,048	32,830
Ser. 48, Class A2, IO, 0.212%, 7/25/33 W	5,328,759	38,367
Ser. 315, PO, zero %, 9/15/43	17,012,878	13,241,841
Ser. 3835, Class FO, PO, zero %, 4/15/41	3,438,368	2,791,789
Ser. 3369, Class BO, PO, zero %, 9/15/37	5,324	4,273
Ser. 3391, PO, zero %, 4/15/37	63,831	52,335
Ser. 3300, PO, zero %, 2/15/37	75,596	62,011
Ser. 3314, PO, zero %, 11/15/36	7,811	7,597
Ser. 3206, Class EO, PO, zero %, 8/15/36	3,484	2,894
Ser. 3175, Class MO, PO, zero %, 6/15/36	42,901	34,621
Ser. 3210, PO, zero %, 5/15/36	11,234	9,998
Ser. 3326, Class WF, zero %, 10/15/35 W	30,876	20,850
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	21,066	15,378
Federal Home Loan Mortgage Corporation Structured Agency
Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR
+ 3.80%), 6.016%, 3/25/25	900,000	961,840
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
26.605%, 7/25/36	407,673	648,118
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
16.442%, 3/25/36	537,276	752,041
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%),
16.421%, 5/25/35	833,433	982,613
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%),
16.075%, 6/25/37	652,521	856,891
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%),
15.345%, 11/25/35	489,647	597,810
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%),
15.159%, 2/25/38	2,413,401	2,893,476
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
13.603%, 8/25/35	307,532	370,023
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%),
13.253%, 12/25/35	770,188	916,447
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
11.633%, 11/25/34	205,181	227,300
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
8.468%, 5/25/40	1,481,655	1,606,707
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2,
(1 Month US LIBOR + 4.90%), 7.116%, 11/25/24	1,459,327	1,670,131
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	12,395,297	2,913,391

Mortgage Securities Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	$9,508,865	$2,037,369
Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	11,181,172	2,490,830
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	23,489,739	4,705,934
Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	16,573,012	2,805,421
FRB Ser. 03-W11, Class A1, 5.322%, 6/25/33 W	465	485
FRB Ser. 04-W7, Class A2, 5.238%, 3/25/34 W	6,827	7,545
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2,
(1 Month US LIBOR + 2.90%), 5.116%, 7/25/24	1,695,393	1,806,363
Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	13,275,768	2,695,645
Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	11,862,719	2,331,279
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
4.384%, 10/25/41	1,720,221	262,729
FRB Ser. 03-W14, Class 2A, 4.297%, 1/25/43 W	17,530	18,419
Ser. 98-W2, Class X, IO, 4.277%, 6/25/28 W	7,564,137	245,834
IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
4.034%, 7/25/48	10,464,623	1,417,643
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
4.034%, 6/25/48	33,104,321	4,460,824
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	7,045,412	1,351,686
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	4,878,986	652,808
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	9,015,701	922,789
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.884%, 11/25/46	35,728,437	4,740,092
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.884%, 11/25/46	52,896,580	6,379,328
IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.884%, 8/25/46	23,899,847	2,969,575
FRB Ser. 03-W3, Class 1A4, 3.862%, 8/25/42 W	32,665	33,779
FRB Ser. 04-W2, Class 4A, 3.828%, 2/25/44 W	10,995	11,249
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	28,622,253	4,845,747
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	10,974,767	2,096,497
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	3,430,538	446,656
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	9,813,167	1,875,234
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	13,426,310	2,417,970
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	7,235,509	787,238
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	13,660,585	1,417,286
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	7,072,308	736,652
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	6,073,080	379,999
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,855,664	344,519
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	10,743,154	870,410
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	8,791,788	859,556
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	7,112,674	397,456
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	9,537,842	561,397
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	7,046,261	386,044
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	9,088,584	812,756
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%),
2.466%, 8/27/36	25,120,382	24,294,070
Ser. 98-W5, Class X, IO, 0.522%, 7/25/28 W	2,237,038	64,427
FRB Ser. 01-50, Class B1, IO, 0.381%, 10/25/41 W	4,172,434	17,941

26 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 01-79, Class BI, IO, 0.284%, 3/25/45 W	$2,220,267	$18,872
Ser. 03-34, Class P1, PO, zero %, 4/25/43	78,443	65,108
Ser. 08-53, Class DO, PO, zero %, 7/25/38	255,471	221,627
Ser. 07-64, Class LO, PO, zero %, 7/25/37	33,474	29,295
Ser. 07-44, Class CO, PO, zero %, 5/25/37	140,048	111,730
Ser. 07-14, Class KO, PO, zero %, 3/25/37	8,014	6,405
Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,035	1,642
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,440	1,971
Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,477	2,766
Ser. 08-36, Class OV, PO, zero %, 1/25/36	46,269	39,013
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	8,315,077	1,881,286
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	8,182,489	1,814,610
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	349,866	48,107
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	11,103,224	2,550,744
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	7,155,636	1,605,295
Ser. 14-76, IO, 5.00%, 5/20/44	6,590,627	1,522,646
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	8,341,196	1,582,196
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,729,155	845,772
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	18,830,667	4,319,943
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	3,214,532	732,057
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	15,482,506	3,503,691
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	9,187,193	2,109,839
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%),
4.547%, 11/16/36	3,394,010	168,377
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
4.535%, 12/20/43	8,875,329	1,459,903
Ser. 18-1, IO, 4.50%, 1/20/48	14,106,804	3,092,494
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	3,692,258	501,039
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	11,715,415	2,512,428
Ser. 12-129, IO, 4.50%, 11/16/42	5,994,009	1,405,535
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	3,320,647	683,067
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	10,906,102	2,381,893
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	15,295,873	3,286,777
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	4,303,349	925,564
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,523,545	520,355
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	9,557,279	2,076,016
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
4.435%, 4/20/38	10,618,534	1,791,878
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
4.035%, 6/20/48	14,908,907	1,994,066
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
4.035%, 6/20/43	22,378,852	3,141,344
Ser. 16-69, IO, 4.00%, 5/20/46	4,589,757	833,683
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	9,834,113	1,809,682
Ser. 15-94, IO, 4.00%, 7/20/45	20,721,487	4,529,717
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	7,996,988	1,752,140
Ser. 15-40, IO, 4.00%, 3/20/45	6,839,247	1,397,942

Mortgage Securities Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	$1,775,004	$340,268
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	15,521,119	2,237,369
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	10,064,709	2,122,245
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	3,869,831	746,761
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	9,592,897	1,924,914
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	4,435,820	874,171
Ser. 14-104, IO, 4.00%, 3/20/42	11,032,050	1,867,726
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	4,563,098	393,841
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	2,061,917	203,672
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	4,699,401	312,943
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	12,616,041	1,641,058
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.985%, 2/20/40	1,473,925	208,310
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	17,047,934	2,001,427
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	20,892,860	2,500,875
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	10,559,348	1,824,655
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45	17,764,875	2,944,098
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	3,419,559	651,084
Ser. 17-164, Class IG, IO, 3.50%, 4/20/44	24,417,148	2,716,408
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	12,084,196	1,941,930
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	11,641,256	1,928,779
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	5,375,425	935,862
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	4,679,415	796,764
Ser. 12-136, IO, 3.50%, 11/20/42	11,090,372	2,054,278
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	28,679,749	2,756,124
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	—	—
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	4,406,785	472,580
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	9,184,592	1,092,048
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	11,655,859	901,814
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	12,882,240	1,520,451
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	4,058,013	409,048
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	7,498,188	677,730
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
3.435%, 8/20/44	8,378,172	973,962
Ser. 16-H24, Class KI, IO, 3.011%, 11/20/66 W	12,297,321	1,629,395
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	13,537,793	981,206
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	5,710,891	411,184
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	5,929,218	598,851
Ser. 17-H03, Class CI, IO, 2.747%, 12/20/66 W	15,236,035	1,942,594
Ser. 16-H13, Class IK, IO, 2.598%, 6/20/66 W	25,152,288	3,206,917
Ser. 15-H22, Class GI, IO, 2.573%, 9/20/65 W	21,734,823	2,673,383
Ser. 17-H25, Class AI, IO, 2.543%, 12/20/67 W	10,060,806	1,270,177
Ser. 17-H20, Class AI, IO, 2.431%, 10/20/67 W	35,617,931	4,953,118
Ser. 16-H04, Class HI, IO, 2.366%, 7/20/65 W	18,155,290	1,699,335
Ser. 15-H20, Class CI, IO, 2.348%, 8/20/65 W	31,092,825	3,107,324
Ser. 16-H14, Class AI, IO, 2.341%, 6/20/66 W	18,526,489	2,012,662
Ser. 17-H04, Class BI, IO, 2.327%, 2/20/67 W	19,102,290	2,650,443
Ser. 16-H27, Class GI, IO, 2.325%, 12/20/66 W	28,394,165	3,866,121

28 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
FRB Ser. 15-H16, Class XI, IO, 2.316%, 7/20/65 W	$14,237,323	$1,415,190
Ser. 16-H18, Class QI, IO, 2.311%, 6/20/66 W	24,549,750	3,029,734
Ser. 18-H02, IO, 2.303%, 1/20/68 W	11,506,071	1,598,976
Ser. 16-H07, Class PI, IO, 2.268%, 3/20/66 W	37,925,458	4,740,682
Ser. 17-H25, Class CI, IO, 2.192%, 12/20/67 W	24,501,136	3,705,797
Ser. 17-H14, Class JI, IO, 2.188%, 6/20/67 W	8,678,767	1,269,270
Ser. 17-H08, Class GI, IO, 2.182%, 2/20/67 W	18,288,864	2,629,024
Ser. 17-H14, Class LI, IO, 2.178%, 6/20/67 W	12,456,711	1,494,805
Ser. 17-H08, Class EI, IO, 2.157%, 2/20/67 W	21,034,067	2,760,721
Ser. 17-H08, Class NI, IO, 2.138%, 3/20/67 W	18,816,765	2,173,336
Ser. 18-H05, Class ID, IO, 2.129%, 3/20/68 W	10,718,981	1,500,657
Ser. 17-H06, Class MI, IO, 2.108%, 2/20/67 W	31,237,442	3,368,052
Ser. 16-H24, IO, 2.099%, 9/20/66 W	19,563,784	2,249,835
Ser. 15-H13, Class AI, IO, 2.096%, 6/20/65 W	24,270,514	2,275,361
Ser. 16-H11, Class HI, IO, 2.089%, 1/20/66 W	59,762,884	5,602,770
Ser. 18-H01, Class XI, IO, 2.088%, 1/20/68 W	19,431,710	3,011,915
Ser. 16-H06, Class HI, IO, 2.057%, 2/20/66	18,999,199	1,600,284
Ser. 16-H01, Class HI, IO, 2.055%, 10/20/65 W	12,948,345	1,061,052
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65 W	24,504,811	1,668,802
Ser. 16-H23, Class NI, IO, 2.003%, 10/20/66 W	40,663,715	4,631,597
Ser. 18-H02, Class IM, IO, 1.98%, 2/20/68 W	13,949,729	2,144,771
Ser. 16-H17, Class DI, IO, 1.957%, 7/20/66 W	26,224,671	2,869,372
Ser. 17-H25, IO, 1.946%, 11/20/67 W	15,523,054	1,959,786
Ser. 18-H04, Class JI, IO, 1.926%, 3/20/68 W	23,367,914	3,075,218
Ser. 16-H06, Class DI, IO, 1.901%, 7/20/65	24,031,858	1,890,394
Ser. 15-H23, Class TI, IO, 1.897%, 9/20/65 W	22,356,591	2,179,768
Ser. 17-H23, Class BI, IO, 1.868%, 11/20/67 W	14,727,718	1,522,846
Ser. 15-H23, Class DI, IO, 1.831%, 9/20/65 W	7,031,813	647,426
Ser. 16-H24, Class JI, IO, 1.829%, 11/20/66 W	6,545,844	801,866
Ser. 17-H03, Class KI, IO, 1.744%, 1/20/67 W	27,380,062	3,427,080
Ser. 17-H09, IO, 1.705%, 4/20/67 W	17,045,360	1,745,888
Ser. 15-H10, Class HI, IO, 1.701%, 4/20/65 W	29,031,398	2,450,250
Ser. 15-H22, Class AI, IO, 1.682%, 9/20/65 W	34,187,833	3,124,768
Ser. 14-H25, Class BI, IO, 1.675%, 12/20/64 W	20,716,099	1,630,481
Ser. 17-H10, Class MI, IO, 1.643%, 4/20/67 W	20,605,795	1,996,702
Ser. 14-H18, Class CI, IO, 1.582%, 9/20/64 W	16,489,628	1,403,581
Ser. 17-H06, Class EI, 1.569%, 2/20/67 W	15,732,610	1,064,044
Ser. 15-H25, Class BI, IO, 1.539%, 10/20/65 W	16,914,266	1,527,358
Ser. 17-H16, Class HI, IO, 1.485%, 8/20/67 W	13,940,613	1,324,358
Ser. 16-H08, Class GI, IO, 1.419%, 4/20/66 W	17,813,619	1,019,990
Ser. 16-H06, Class AI, IO, 1.335%, 2/20/66	14,824,965	1,359,612
Ser. 16-H03, Class AI, IO, 1.329%, 1/20/66 W	20,465,732	1,867,498
Ser. 16-H10, Class AI, IO, 1.285%, 4/20/66 W	32,432,072	2,390,309
FRB Ser. 11-H07, Class FI, IO, 1.229%, 2/20/61 W	74,766,099	2,340,179
Ser. 16-H04, Class KI, IO, 1.215%, 2/20/66 W	22,547,165	1,662,853
Ser. 12-H11, Class FI, IO, 1.212%, 2/20/62 W	40,655,006	1,488,176
Ser. 14-H21, Class AI, IO, 1.176%, 10/20/64 W	25,151,151	2,053,944
Ser. 15-H04, Class AI, IO, 1.069%, 12/20/64 W	26,120,158	2,122,263

Mortgage Securities Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 11-H16, Class FI, IO, 1.031%, 7/20/61 W	$31,172,988	$1,147,415
Ser. 10-151, Class KO, PO, zero %, 6/16/37	801,932	645,932
Ser. 06-36, Class OD, PO, zero %, 7/16/36	10,151	8,147
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27 W	215,162	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27 W	587,639	5,171
FRB Ser. 98-3, IO, zero %, 9/19/27 W	274,216	—
FRB Ser. 98-4, IO, zero %, 12/19/26 W	466,450	—
		406,575,343
Commercial mortgage-backed securities (4.4%)
GS Mortgage Securities Trust FRB Ser. 14-GC18, Class C,
5.108%, 1/10/47 W	4,371,000	4,327,290
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.72%, 8/15/46 W	5,182,000	4,727,169
Ser. 14-C23, Class E, 3.364%, 9/15/47 W	1,924,000	1,479,744
JPMorgan Chase Commercial Mortgage Securities Trust FRB
Ser. 13-LC11, Class D, 4.302%, 4/15/46 W	1,777,000	1,570,454
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB
Ser. 13-C16, Class D, 5.177%, 12/15/46 W	1,333,000	1,332,792
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	3,073,339	3,023,858
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.601%, 3/15/45 W	3,205,000	2,876,488
FRB Ser. 11-C3, Class E, 5.326%, 7/15/49 W	8,047,130	8,060,005
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.729%, 5/10/45 W	2,470,000	2,449,103
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	2,266,000	1,980,938
Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21,
Class D, 5.417%, 10/15/44 W	2,139,429	2,118,910
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.862%, 11/15/44 W	1,875,000	1,856,336
Ser. 11-C4, Class E, 5.397%, 6/15/44 W	2,798,568	2,633,439
FRB Ser. 12-C9, Class D, 4.94%, 11/15/45 W	5,183,466	4,911,505
FRB Ser. 13-C11, Class E, 4.412%, 3/15/45 W	1,289,000	1,145,758
		44,493,789
Residential mortgage-backed securities (non-agency) (19.7%)
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48 W	2,525,428	2,525,428
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C,
Class 1A3, 6.028%, 11/28/36	8,140,000	7,969,569
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, (1 Month
US LIBOR + 4.30%), 6.516%, 7/25/25 (Bermuda)	1,192,995	1,202,867
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.566%,
10/25/27 (Bermuda)	3,760,000	3,900,565
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 3.816%,
8/25/28 (Bermuda)	2,230,000	2,236,205
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 2.456%, 6/25/36	8,710,000	8,013,200

30 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Citigroup Mortgage Loan Trust FRB Ser. 07-AR5, Class 1A1A,
3.842%, 4/25/37 W	$7,435,835	$7,406,909
Citigroup Mortgage Loan Trust, Inc. Ser. 05-WF2, Class AF6B,
5.55%, 8/25/35	1,610,299	1,599,016
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1,
(1 Month US LIBOR + 0.18%), 2.396%, 6/25/47	7,769,854	7,352,224
Credit Suisse Mortgage Trust 144A FRB Ser. 13-11R, Class 1A2,
5.226%, 6/27/34 W	3,120,000	3,166,800
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 8.566%, 9/25/28	916,040	1,126,109
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%),
7.216%, 12/25/28	6,538,000	7,652,119
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1,
(1 Month US LIBOR + 4.75%), 6.966%, 12/25/29	250,000	279,781
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4,
Class M3, (1 Month US LIBOR + 4.55%), 6.766%, 10/25/24	2,569,269	2,859,147
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2,
(1 Month US LIBOR + 3.45%), 5.666%, 10/25/29	2,375,000	2,619,689
Structured Agency Credit Risk Debt Notes FRB Ser. 18-DNA1,
Class B1, (1 Month US LIBOR + 3.15%), 5.366%, 7/25/30	6,525,000	6,356,401
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2,
(1 Month US LIBOR + 2.65%), 4.866%, 12/25/29	4,740,000	4,964,203
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2,
(1 Month US LIBOR + 2.50%), 4.716%, 3/25/30	2,000,000	2,088,266
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 4.516%, 9/25/30	5,285,000	5,345,718
Federal Home Loan Mortgage Corporation 144A Structured
Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month
US LIBOR + 3.70%), 5.916%, 12/25/30	6,390,000	6,405,082
Federal Home Loan Mortgage Corporation Structured Agency
Credit risk debt Notes FRB Ser. 15-HQA1, Class B, (1 Month
US LIBOR + 8.80%), 11.016%, 3/25/28	2,738,971	3,297,004
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 13.966%, 10/25/28	2,842,365	4,010,522
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 7.516%, 10/25/28	4,500,000	5,304,657
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 6.666%, 1/25/29	4,740,000	5,287,687
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 6.566%, 5/25/29	280,000	312,419
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.466%, 4/25/29	3,743,000	4,257,813
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1,
(1 Month US LIBOR + 4.15%), 6.366%, 2/25/30	3,742,000	4,022,595
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1,
(1 Month US LIBOR + 4.00%), 6.216%, 5/25/30	3,800,000	4,049,634
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2,
(1 Month US LIBOR + 3.65%), 5.866%, 9/25/29	200,879	221,203
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 5.816%, 1/25/30	7,417,000	7,842,946

Mortgage Securities Fund 31

	Principal
MORTGAGE-BACKED SECURITIES (64.6%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1,
(1 Month US LIBOR + 3.55%), 5.766%, 7/25/30	$6,508,000	$6,675,776
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 5.766%, 7/25/29	6,381,000	6,961,105
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2,
(1 Month US LIBOR + 2.65%), 4.866%, 2/25/30	5,200,000	5,426,714
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2,
(1 Month US LIBOR + 2.55%), 4.766%, 12/25/30	5,300,000	5,416,403
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 4.566%, 1/25/31	2,410,000	2,448,953
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2,
(1 Month US LIBOR + 2.20%), 4.416%, 8/25/30	5,335,000	5,413,410
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2,
(1 Month US LIBOR + 2.15%), 4.366%, 10/25/30	6,383,000	6,440,203
GCAT, LLC 144A Ser. 18-2, Class A1, 4.09%, 6/26/23	4,547,874	4,544,236
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1,
(1 Month US LIBOR + 0.16%), 2.376%, 11/25/36	3,059,092	2,913,984
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2,
(1 Month US LIBOR + 0.93%), 3.146%, 11/25/34	1,386,196	1,381,222
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.216%,
4/25/27 (Bermuda)	2,480,000	2,574,938
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.066%,
7/25/28 (Bermuda)	2,980,000	3,008,402
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7,
Class A1BG, (1 Month US LIBOR + 0.12%), 2.336%, 8/25/36	629,252	573,085
Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8,
Class A1, 3.125%, 6/25/47	2,777,116	2,754,552
Vericrest Opportunity Loan Transferor LVI, LLC 144A Ser. 17-NPL3,
Class A1, 3.50%, 3/25/47	6,679,693	6,662,994
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.538%, 12/25/35 W	7,421,748	7,449,226
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%),
3.136%, 7/25/45	1,176,994	1,161,105
Wells Fargo Home Equity Asset-Backed Securities Trust FRB
Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.446%, 4/25/37	1,807,222	1,747,923
		197,230,009
Total mortgage-backed securities (cost $655,859,259)		$648,299,141

	Principal
ASSET-BACKED SECURITIES (1.3%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.016%, 11/25/50	$2,576,000	$2,576,000
Station Place Securitization Trust 144A
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%),
2.912%, 9/24/19	4,471,000	4,471,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%),
2.912%, 7/24/19	6,462,000	6,462,000
Total asset-backed securities (cost $13,509,000)		$13,509,000

32 Mortgage Securities Fund

PURCHASED SWAP OPTIONS OUTSTANDING (0.6%)
		Notional/
	Expiration	contract
Counterparty	date/strike	amount	Value
Citibank, N.A.
(3.05)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.05	$170,910,500	$1,075,027
(3.031)/3 month USD-LIBOR-BBA/Jun-49	Jun-19/3.031	13,485,300	663,746
3.087/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.087	170,910,500	603,314
(3.25325)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.25325	170,910,500	194,838
2.89/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.89	170,910,500	1,709
Goldman Sachs International
(3.0325)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325	242,661,900	737,692
(3.01)/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01	242,661,900	504,737
(3.10)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.10	113,940,400	471,713
3.0325/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.0325	242,661,900	322,740
3.01/3 month USD-LIBOR-BBA/Dec-20	Dec-18/3.01	242,661,900	247,515
2.93/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.93	113,940,400	15,952
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	136,425,000	136
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	31,482,700	31
JPMorgan Chase Bank N.A.
(2.925)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.925	181,996,400	542,349
2.76/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.76	90,998,200	91
Morgan Stanley & Co. International PLC
(2.8225)/3 month USD-LIBOR-BBA/Oct-20	Oct-18/2.8225	238,985,400	776,703
(2.92875)/3 month USD-LIBOR-BBA/Nov-20	Nov-18/2.92875	119,492,700	345,334
Total purchased swap options outstanding (cost $7,089,153)			$6,503,627

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.2%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/$98.02	$31,000,000	$31,000,000	$188,821
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.17	31,000,000	31,000,000	162,037
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.33	31,000,000	31,000,000	137,764
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Oct-18/98.75	100,000,000	100,000,000	38,400
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.19	31,000,000	31,000,000	25,048
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.38	31,000,000	31,000,000	17,050
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.56	31,000,000	31,000,000	11,284
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Oct-18/99.13	205,000,000	205,000,000	9,020

Mortgage Securities Fund 33

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.2%)* cont.	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/$98.80	$31,000,000	$31,000,000	$260,927
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.64	31,000,000	31,000,000	229,462
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.48	31,000,000	31,000,000	200,446
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Put)	Oct-18/101.52	52,000,000	52,000,000	284,076
Total purchased options outstanding (cost $2,367,970)				$1,564,335

	Principal amount/
SHORT-TERM INVESTMENTS (9.1%)*		shares	Value
Interest in $325,000,000 joint tri-party repurchase agreement dated 9/28/18 with HSBC Bank USA, National Association due
10/1/18 — maturity value of $31,245,858 for an effective yield of 2.250% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.500% and due dates
ranging from 1/1/25 to 2/1/56, valued at $331,562,157)		$31,240,000	$31,240,000
Putnam Government Money Market Fund 1.69% L	Shares	10,000	10,000
U.S. Treasury Bills 2.143%, 12/13/18 ∆ § Φ		$5,658,000	5,633,605
U.S. Treasury Bills 2.127%, 12/6/18 ∆ §		83,000	82,676
U.S. Treasury Bills 2.123%, 11/23/18 ∆		999,000	995,899
U.S. Treasury Bills 2.058%, 11/15/18 ∆ § Φ		20,892,000	20,837,648
U.S. Treasury Bills 2.076%, 11/8/18 ∆ § Φ		16,273,000	16,237,444
U.S. Treasury Bills 2.028%, 10/18/18 ∆ §		1,779,000	1,777,263
U.S. Treasury Bills 2.011%, 11/1/18 ∆ §		3,771,000	3,764,303
U.S. Treasury Bills 1.962%, 10/11/18 ∆		7,668,000	7,663,642
U.S. Treasury Bills 2.101%, 10/25/18 ∆ §		3,371,000	3,366,323
Total short-term investments (cost $91,611,865)			$91,608,803

TOTAL INVESTMENTS
Total investments (cost $1,996,003,168)	$1,969,585,019

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

34 Mortgage Securities Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2017 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $1,003,691,464.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $40,851,863 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $5,389,116 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $13,650,211 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $608,492,901 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/18 (premiums $7,355,140)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	$134,438,000	$809,317
Citibank, N.A.
(2.97)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97	85,455,300	6,836
3.167/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167	85,455,300	258,075
3.09/3 month USD-LIBOR-BBA/Jun-24	Jun-19/3.09	59,934,600	610,734
(3.167)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.167	85,455,300	611,860
2.97/3 month USD-LIBOR-BBA/Oct-28	Oct-18/2.97	85,455,300	1,080,155
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	134,438,000	1,138,690
Goldman Sachs International
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	299,835,200	300
(3.015)/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015	56,970,200	40,449
3.015/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.015	56,970,200	541,787
(3.02125)/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125	242,661,900	555,696
3.02125/3 month USD-LIBOR-BBA/Dec-22	Dec-18/3.02125	242,661,900	1,227,868

Mortgage Securities Fund 35

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/18 (premiums $7,355,140) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
JPMorgan Chase Bank N.A.
3.16/3 month USD-LIBOR-BBA/Oct-28	Oct-18/3.16	$90,998,200	$114,658
3.085/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.085	181,996,400	185,636
3.005/3 month USD-LIBOR-BBA/Nov-20	Nov-18/3.005	181,996,400	340,333
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	299,835,200	1,969,917
Total			$9,492,311

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $2,193,594)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/$98.36	$31,000,000	$31,000,000	$133,765
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.51	31,000,000	31,000,000	112,499
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.67	31,000,000	31,000,000	93,713
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.70	31,000,000	31,000,000	90,675
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/98.85	31,000,000	31,000,000	74,741
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Dec-18/99.01	31,000,000	31,000,000	61,039
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.54	31,000,000	31,000,000	11,997
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.72	31,000,000	31,000,000	7,719
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Nov-18/99.91	31,000,000	31,000,000	4,805
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Oct-18/99.13	205,000,000	205,000,000	1,458,370
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Oct-18/98.75	100,000,000	100,000,000	366,500
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.33	31,000,000	31,000,000	173,941

36 Mortgage Securities Fund

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $2,193,594) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/$98.17	$31,000,000	$31,000,000	$149,978
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/98.02	31,000,000	31,000,000	128,526
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/97.86	31,000,000	31,000,000	109,523
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/97.70	31,000,000	31,000,000	92,845
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Dec-18/97.55	31,000,000	31,000,000	78,337
Federal National Mortgage
Association 30 yr 4.00% TBA
commitments (Call)	Oct-18/101.52	52,000,000	52,000,000	3,796
Total				$3,152,769

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	$37,479,500	$(1,465,448)	$252,237
(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	22,487,600	(2,412,919)	49,473
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	37,479,500	(1,465,448)	(554,697)
2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	22,487,600	(2,412,919)	(947,852)
Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	37,479,500	(1,465,448)	245,491
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	104,584
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(205,185)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	37,479,500	(1,465,448)	(550,949)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	7,631,600	(611,673)	85,550
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	7,631,600	(528,870)	67,921

Mortgage Securities Fund 37

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/18 cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International cont.
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	$4,497,500	$(567,809)	$29,009
3.05/3 month USD-LIBOR-BBA/
Nov-28 (Purchased)	Nov-18/3.05	170,910,500	(507,034)	171
(3.2175)/3 month USD-LIBOR-BBA/
Nov-28 (Purchased)	Nov-18/3.2175	170,910,500	(478,549)	(73,492)
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	7,631,600	(611,673)	(140,116)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	7,631,600	(694,476)	(143,550)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(151,431)
3.13/3 month USD-LIBOR-BBA/
Nov-28 (Written)	Nov-18/3.13	85,455,300	481,968	41,873
(3.13)/3 month USD-LIBOR-BBA/
Nov-28 (Written)	Nov-18/3.13	85,455,300	481,968	(18,800)
JPMorgan Chase Bank N.A.
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	97,258
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	21,063
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	(54,948)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	(248,823)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(284,017)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(1,478,110)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	94,785
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	(165,256)
Unrealized appreciation				1,089,415
Unrealized (depreciation)				(5,017,226)
Total				$(3,927,811)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $322,382,734)
	Principal	Settlement
Agency	amount	date	Value
Federal Home Loan Mortgage Corporation, 3.00%, 10/1/48	$1,000,000	10/11/18	$956,719
Federal National Mortgage Association, 4.00%, 10/1/48	62,000,000	10/11/18	62,600,625
Federal National Mortgage Association, 3.50%, 10/1/48	170,000,000	10/11/18	167,290,624
Federal National Mortgage Association, 3.00%, 10/1/48	95,000,000	10/11/18	90,895,706
Total			$321,743,674

38 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$28,930,000	$393,477	$(242,894)	6/20/23	2.75% —	3 month USD-	$(51,957)
				Semiannually	LIBOR-BBA —
					Quarterly
56,970,200	880,190	322,550	9/25/28	3 month USD-	2.936% —	(552,290)
				LIBOR-BBA —	Semiannually
				Quarterly
113,940,400	870,505	(314,847)	9/25/28	3.026% —	3 month USD-	543,250
				Semiannually	LIBOR-BBA —
					Quarterly
989,035,300	526,167 E	(376,125)	12/19/20	3.05% —	3 month USD-	150,041
				Semiannually	LIBOR-BBA —
					Quarterly
429,807,700	86,821 E	(870,543)	12/19/23	3.10% —	3 month USD-	(952,246)
				Semiannually	LIBOR-BBA —
					Quarterly
334,974,100	444,176 E	250,717	12/19/28	3 month USD-	3.15% —	694,893
				LIBOR-BBA —	Semiannually
				Quarterly
7,801,600	106,913 E	42,308	12/19/48	3.20% —	3 month USD-	(64,605)
				Semiannually	LIBOR-BBA —
					Quarterly
2,392,700	9,439 E	(34)	10/30/28	3.167% —	3 month USD-	(9,473)
				Semiannually	LIBOR-BBA —
					Quarterly
19,900,000	47,342	(264)	9/28/28	3.14177% —	3 month USD-	(48,859)
				Semiannually	LIBOR-BBA —
					Quarterly
87,164,400	44,803	(1,156)	10/2/28	3.1215% —	3 month USD-	(45,958)
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$(1,190,288)				$(337,204)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$286,369	$285,568	$—	1/12/41	4.00% (1 month	Synthetic TRS	$1,581
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
141,113	140,719	—	1/12/41	4.00% (1 month	Synthetic TRS	779
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$1,446,267	$1,441,932	$—	1/12/40	4.50% (1 month	Synthetic MBX	$(2,674)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
479,624	478,642	—	1/12/42	4.00% (1 month	Synthetic TRS	2,903
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
18,664	18,611	—	1/12/41	4.00% (1 month	Synthetic TRS	103
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
170,512	170,035	—	1/12/41	4.00% (1 month	Synthetic TRS	942
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
15,815	15,795	—	1/12/40	5.00% (1 month	Synthetic TRS	131
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,954,084	1,947,494	—	1/12/40	4.00% (1 month	Synthetic MBX	(4,748)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,844,689	20,774,386	—	1/12/40	4.00% (1 month	Synthetic MBX	(50,659)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
226,499	227,202	—	1/12/39	6.00% (1 month	Synthetic TRS	3,294
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,119,982	4,106,086	—	1/12/40	4.00% (1 month	Synthetic MBX	(10,013)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,381	26,412	—	1/12/38	6.50% (1 month	Synthetic TRS	335
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,467	7,517	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(134)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,467	7,517	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(134)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

40 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$170,690	$170,213	$—	1/12/41	4.00% (1 month	Synthetic TRS	$943
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
327,086	326,177	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(470)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
17,934	18,053	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(321)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
18,296	18,135	—	1/12/40	4.50% (1 month	Synthetic TRS	7
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,000	3,020	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(54)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
64,900	64,718	—	1/12/41	4.00% (1 month	Synthetic TRS	358
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,104,609	20,048,787	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(28,898)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
802,543	800,137	—	1/12/40	4.50% (1 month	Synthetic MBX	(1,483)
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
792,706	793,620	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(10,057)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
427,936	430,789	—	1/12/39	5.50% (1 month	Synthetic TRS	7,670
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,603,101	3,606,175	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(9,388)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
449,164	449,682	—	1/12/38	6.50% (1 month	Synthetic TRS	5,698
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$844,360	$845,952	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$(9,602)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
213,314	211,880	—	1/12/43	3.50% (1 month	Synthetic TRS	209
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,208,831	4,195,248	—	1/12/40	5.00% (1 month	Synthetic MBX	(7,907)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
46,095,975	45,940,701	—	1/12/41	5.00% (1 month	Synthetic MBX	(93,293)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
57,997,179	58,021,111	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(143,576)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,446,565	11,408,007	—	1/12/41	5.00% (1 month	Synthetic MBX	(23,167)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
7,268	7,316	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(130)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
632,777	630,645	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,281)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
68,806	68,575	—	1/12/41	5.00% (1 month	Synthetic MBX	(139)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
519,948	518,196	—	1/12/41	5.00% (1 month	Synthetic MBX	(1,053)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,467	7,517	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(134)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

42 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$287,545	$286,955	$—	1/12/42	4.00% (1 month	Synthetic TRS	$1,740
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
153,923	153,495	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(221)
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
845,127	846,721	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(9,610)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
431,449	432,039	—	1/12/44	4.00% (1 month	Synthetic TRS	4,094
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
194,327	193,184	—	1/12/44	3.50% (1 month	Synthetic TRS	327
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,923	5,883	—	1/12/43	3.50% (1 month	Synthetic TRS	6
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
21,658	21,513	—	1/12/43	3.50% (1 month	Synthetic TRS	21
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,884,767	1,879,642	—	1/12/45	4.00% (1 month	Synthetic TRS	10,059
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
229,604	228,979	—	1/12/45	4.00% (1 month	Synthetic TRS	1,225
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
226,345	226,017	—	1/12/45	3.50% (1 month	Synthetic TRS	1,358
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,521,115	1,523,197	—	1/12/44	4.00% (1 month	Synthetic TRS	14,432
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,016,569	1,013,725	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(5,614)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Deutsche Bank AG
$11,124	$11,083	$—	1/12/40	4.00% (1 month	Synthetic TRS	$57
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
18,296	18,135	—	1/12/40	(4.50%) 1 month	Synthetic TRS	(7)
				USD-LIBOR —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,026	11,013	—	1/12/40	5.00% (1 month	Synthetic TRS	91
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
176,640	176,194	—	1/12/41	4.50% (1 month	Synthetic MBX Index	(247)
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
Goldman Sachs International
705,188	706,001	—	1/12/38	6.50% (1 month	Synthetic TRS	8,946
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
544,004	544,631	—	1/12/38	6.50% (1 month	Synthetic TRS	6,902
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,535,404	1,540,166	—	1/12/39	6.00% (1 month	Synthetic TRS	22,332
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
633,562	634,293	—	1/12/38	6.50% (1 month	Synthetic TRS	8,037
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,655,200	2,646,256	—	1/12/41	5.00% (1 month	Synthetic MBX	(5,374)
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,190,205	1,187,766	—	1/12/42	4.00% (1 month	Synthetic TRS	7,202
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,190,205	1,187,766	—	1/12/42	4.00% (1 month	Synthetic TRS	7,202
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
4,002,103	4,003,755	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9,220)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

44 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$1,503,479	$1,504,100	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(3,464)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
356,976	359,356	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(6,398)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,425	5,461	—	1/12/39	(5.50%) 1 month	Synthetic TRS	(97)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
109,267	108,865	—	1/12/40	4.00% (1 month	Synthetic TRS	560
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
34,017	34,122	—	1/12/39	6.00% (1 month	Synthetic TRS	495
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
615,360	617,268	—	1/12/39	6.00% (1 month	Synthetic TRS	8,951
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
359,148	359,563	—	1/12/38	6.50% (1 month	Synthetic TRS	4,556
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
713,325	713,620	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,643)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
485,348	485,908	—	1/12/38	6.50% (1 month	Synthetic TRS	6,157
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
5,482,654	5,484,916	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(12,630)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
855,997	856,351	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,972)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
203,279	203,363	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(469)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$542,044	$542,267	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(1,249)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
320,969	321,101	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(739)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
192,022	192,243	—	1/12/38	6.50% (1 month	Synthetic TRS	2,436
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
735,658	736,507	—	1/12/38	6.50% (1 month	Synthetic TRS	9,333
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,096,120	1,093,874	—	1/12/42	4.00% (1 month	Synthetic TRS	6,632
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
875,976	874,181	—	1/12/42	4.00% (1 month	Synthetic TRS	5,300
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,095,330	1,098,727	—	1/12/39	6.00% (1 month	Synthetic TRS	15,932
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
452,538	451,610	—	1/12/42	4.00% (1 month	Synthetic TRS	2,738
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
909,420	911,134	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(10,342)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
140,227	139,846	—	1/12/45	4.00% (1 month	Synthetic TRS	748
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
156,206	155,156	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(153)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,054,750	1,051,172	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(4,296)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

46 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$28,463	$28,384	$—	1/12/41	4.00% (1 month	Synthetic TRS	$157
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
135,857	135,477	—	1/12/41	4.00% (1 month	Synthetic TRS	750
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
909,420	911,134	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(10,341)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
979,992	981,334	—	1/12/44	4.00% (1 month	Synthetic TRS	9,298
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
52,069	51,719	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(51)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
5,284,667	5,273,838	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(31,977)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
194,327	193,184	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(327)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		193,027
Upfront premium (paid)		—		Unrealized (depreciation)		(515,756)
Total		$—		Total		$(322,729)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18
Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$7,560,000	$160,756	$—	7/3/22	(1.9225%) —	USA Non Revised	$160,756
				At maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity
7,560,000	213,026	—	7/3/27	2.085% —	USA Non Revised	(213,026)
				At maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity

Mortgage Securities Fund 47

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$8,678,000	$199,368	$—	7/5/22	(1.89%) —	USA Non Revised	$199,368
				At maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
8,678,000	274,320	—	7/5/27	2.05% —	USA Non Revised	(274,320)
				At maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$—				$(127,222)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	$51,820	$4,000,000	$49,200	5/11/63	200 bp —	$3,953
Index						Monthly
CMBX NA A.6	A/P	4,759	4,087,000	50,270	5/11/63	200 bp —	(44,148)
Index						Monthly
CMBX NA A.6	A/P	3,175	4,087,000	50,270	5/11/63	200 bp —	(45,733)
Index						Monthly
CMBX NA A.6	A/P	(1,614)	4,159,000	51,156	5/11/63	200 bp —	(51,384)
Index						Monthly
CMBX NA A.6	A/P	72,835	7,464,000	91,807	5/11/63	200 bp —	(16,484)
Index						Monthly
CMBX NA A.6	A/P	12,087	7,789,000	95,805	5/11/63	200 bp —	(81,122)
Index						Monthly
CMBX NA A.6	A/P	110,216	7,971,000	98,043	5/11/63	200 bp —	14,830
Index						Monthly
CMBX NA A.7	A-/P	(3,558)	2,445,000	3,179	1/17/47	200 bp —	436
Index						Monthly
CMBX NA BB.7	BB/P	34,061	265,000	33,496	1/17/47	500 bp —	786
Index						Monthly
CMBX NA BBB–.6	BBB–/P	6,397	67,000	7,899	5/11/63	300 bp —	(1,469)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	9,619	83,000	9,786	5/11/63	300 bp —	(126)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	16,207	162,000	19,100	5/11/63	300 bp —	(2,812)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,563	222,000	26,174	5/11/63	300 bp —	(3,499)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	22,409	227,000	26,763	5/11/63	300 bp —	(4,240)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	56,974	498,000	58,714	5/11/63	300 bp —	(1,532)
Index						Monthly

48 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6	BBB–/P	$62,813	$571,000	$67,321	5/11/63	300 bp —	$(4,223)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	80,045	715,000	84,299	5/11/63	300 bp —	(3,896)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	80,754	732,000	86,303	5/11/63	300 bp —	(5,183)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	94,274	857,000	101,040	5/11/63	300 bp —	(6,338)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	115,145	997,000	117,546	5/11/63	300 bp —	(1,986)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	350,631	3,547,000	418,191	5/11/63	300 bp —	(65,786)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	378,348	3,664,000	431,986	5/11/63	300 bp —	(51,806)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	449,628	4,179,000	492,704	5/11/63	300 bp —	(40,986)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	768,209	7,166,000	844,871	5/11/63	300 bp —	(73,079)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	760,896	7,166,000	844,871	5/11/63	300 bp —	(80,392)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	826,051	7,362,000	867,980	5/11/63	300 bp —	(38,248)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	778,886	7,935,000	935,537	5/11/63	300 bp —	(152,683)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	17,933	11,578,000	142,409	5/11/63	200 bp —	(120,617)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	45,192	409,000	48,221	5/11/63	300 bp —	(2,825)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	47,762	473,000	55,767	5/11/63	300 bp —	(7,768)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	64,705	665,000	78,404	5/11/63	300 bp —	(13,366)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	83,820	791,000	93,259	5/11/63	300 bp —	(9,043)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	143,347	1,274,000	150,205	5/11/63	300 bp —	(6,221)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	140,621	1,279,000	150,794	5/11/63	300 bp —	(9,534)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	127,473	1,300,000	153,270	5/11/63	300 bp —	(25,147)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	130,887	1,380,000	162,702	5/11/63	300 bp —	(31,125)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	231,320	2,312,000	272,585	5/11/63	300 bp —	(40,109)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	284,940	2,547,000	300,291	5/11/63	300 bp —	(14,077)
Index						Monthly

Mortgage Securities Fund 49

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$805,485	$6,761,000	$797,122	5/11/63	300 bp —	$11,744
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,668,899	15,545,000	1,832,756	5/11/63	300 bp —	(156,084)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	2,437,696	22,661,000	2,671,732	5/11/63	300 bp —	(222,705)
Index						Monthly
Deutsche Bank AG
CMBX NA BBB–.6	BBB–/P	935,424	8,774,000	1,034,455	5/11/63	300 bp —	(94,644)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	17,291	2,297,000	28,253	5/11/63	200 bp —	(10,196)
Index						Monthly
CMBX NA A.6	A/P	32,739	3,652,000	44,920	5/11/63	200 bp —	(10,964)
Index						Monthly
CMBX NA A.7	A-/P	(6,606)	4,531,000	5,890	1/17/47	200 bp —	795
Index						Monthly
CMBX NA BBB–.6	BBB–/P	54,735	495,000	58,361	5/11/63	300 bp —	(3,378)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	66,630	596,000	70,268	5/11/63	300 bp —	(3,341)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	108,807	1,034,000	121,909	5/11/63	300 bp —	(12,585)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	147,129	1,266,000	149,261	5/11/63	300 bp —	(1,499)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	416,605	3,605,000	425,030	5/11/63	300 bp —	(6,622)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	871,216	8,162,000	962,300	5/11/63	300 bp —	(87,002)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	8,959	520,000	6,396	5/11/63	200 bp —	2,736
Index						Monthly
CMBX NA A.6	A/P	17,365	2,098,000	25,805	5/11/63	200 bp —	(7,741)
Index						Monthly
CMBX NA A.6	A/P	53,002	9,104,000	111,979	5/11/63	200 bp —	(55,942)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,293	431,000	50,815	5/11/63	300 bp —	(9,306)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	42,719	432,000	50,933	5/11/63	300 bp —	(7,998)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	56,164	470,000	55,413	5/11/63	300 bp —	986
Index						Monthly
CMBX NA BBB–.6	BBB–/P	60,946	514,000	60,601	5/11/63	300 bp —	602
Index						Monthly
CMBX NA BBB–.6	BBB–/P	73,240	632,000	74,513	5/11/63	300 bp —	(957)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	75,795	669,000	78,875	5/11/63	300 bp —	(2,745)
Index						Monthly

50 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$86,512	$752,000	$88,661	5/11/63	300 bp —	$(1,773)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	90,406	778,000	91,726	5/11/63	300 bp —	(932)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	96,194	851,000	100,333	5/11/63	300 bp —	(3,714)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	83,382	865,000	101,984	5/11/63	300 bp —	(18,169)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	105,506	1,118,000	131,812	5/11/63	300 bp —	(25,747)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	110,921	1,122,000	132,284	5/11/63	300 bp —	(20,802)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	170,525	1,376,000	162,230	5/11/63	300 bp —	8,982
Index						Monthly
CMBX NA BBB–.6	BBB–/P	158,533	1,476,000	174,020	5/11/63	300 bp —	(14,749)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	224,834	2,093,000	246,765	5/11/63	300 bp —	(20,884)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	304,982	2,766,000	326,111	5/11/63	300 bp —	(19,746)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	289,801	2,877,000	339,198	5/11/63	300 bp —	(47,959)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	418,861	3,428,000	404,161	5/11/63	300 bp —	16,413
Index						Monthly
CMBX NA BBB–.6	BBB–/P	429,481	3,695,000	435,641	5/11/63	300 bp —	(4,312)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	482,823	4,096,000	482,918	5/11/63	300 bp —	1,953
Index						Monthly
CMBX NA BBB–.6	BBB–/P	456,674	4,466,000	526,541	5/11/63	300 bp —	(67,634)
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BBB–/P	73,777	653,000	76,989	5/11/63	300 bp —	(2,885)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	116,837	988,000	116,485	5/11/63	300 bp —	846
Index						Monthly
CMBX NA BBB–.6	BBB–/P	146,151	1,244,000	146,668	5/11/63	300 bp —	105
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,018,408	9,090,000	1,071,711	5/11/63	300 bp —	(48,758)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	6,470	689,000	8,475	5/11/63	200 bp —	(1,775)
Index						Monthly
CMBX NA A.6	A/P	31,263	2,261,000	27,810	5/11/63	200 bp —	4,207
Index						Monthly
CMBX NA A.6	A/P	22,920	2,801,000	34,452	5/11/63	200 bp —	(10,599)
Index						Monthly

Mortgage Securities Fund 51

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA A.6	A/P	$34,588	$3,095,000	$38,069	5/11/63	200 bp —	$(2,449)
Index						Monthly
CMBX NA A.6	A/P	33,647	3,314,000	40,762	5/11/63	200 bp —	(6,011)
Index						Monthly
CMBX NA A.6	A/P	50,952	4,523,000	55,633	5/11/63	200 bp —	(3,173)
Index						Monthly
CMBX NA A.6	A/P	62,164	5,675,000	69,803	5/11/63	200 bp —	(5,747)
Index						Monthly
CMBX NA A.6	A/P	5	7,941,000	97,674	5/11/63	200 bp —	(95,022)
Index						Monthly
CMBX NA A.6	A/P	42,911	15,787,000	194,180	5/11/63	200 bp —	(146,006)
Index						Monthly
CMBX NA A.6	A/P	50,416	18,675,000	229,703	5/11/63	200 bp —	(173,061)
Index						Monthly
CMBX NA A.7	A-/P	(8,392)	8,672,000	11,274	1/17/47	200 bp —	5,773
Index						Monthly
CMBX NA A.7	A-/P	(292)	602,000	783	1/17/47	200 bp —	691
Index						Monthly
CMBX NA BBB–.6	BBB–/P	48,923	413,000	48,693	5/11/63	300 bp —	437
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,214	486,000	57,299	5/11/63	300 bp —	157
Index						Monthly
CMBX NA BBB–.6	BBB–/P	66,076	580,000	68,382	5/11/63	300 bp —	(2,016)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	57,993	607,000	71,565	5/11/63	300 bp —	(13,269)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	96,777	844,000	99,508	5/11/63	300 bp —	(2,309)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	129,490	1,057,000	124,620	5/11/63	300 bp —	5,398
Index						Monthly
CMBX NA BBB–.6	BBB–/P	125,364	1,284,000	151,384	5/11/63	300 bp —	(25,378)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	173,889	1,620,000	190,998	5/11/63	300 bp —	(16,299)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	199,842	1,766,000	208,211	5/11/63	300 bp —	(7,487)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	210,077	2,246,000	264,803	5/11/63	300 bp —	(53,604)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	394,590	3,660,000	431,514	5/11/63	300 bp —	(35,094)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	412,380	3,859,000	454,976	5/11/63	300 bp —	(40,666)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	716,649	6,771,000	798,301	5/11/63	300 bp —	(78,266)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	837,740	7,301,000	860,788	5/11/63	300 bp —	(19,398)
Index						Monthly

52 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$855,706	$8,129,000	$958,409	5/11/63	300 bp —	$(98,639)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	868,433	8,162,000	962,300	5/11/63	300 bp —	(89,786)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,127,850	10,606,000	1,250,447	5/11/63	300 bp —	(117,295)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	3,918,344	32,336,000	3,812,414	5/11/63	300 bp —	122,098
Index						Monthly
CMBX NA BBB–.6	BBB–/P	5,419,593	44,725,000	5,273,078	5/11/63	300 bp —	168,878
Index						Monthly
CMBX NA BBB–.7	BBB–/P	26,065	350,000	19,740	1/17/47	300 bp —	6,500
Index						Monthly
CMBX NA BBB–.7	BBB–/P	55,762	913,000	51,493	1/17/47	300 bp —	4,725
Index						Monthly
CMBX NA BBB–.7	BBB–/P	1,055,194	15,505,000	874,482	1/17/47	300 bp —	188,465
Index						Monthly
Upfront premium received		36,532,836		Unrealized appreciation			572,496
Upfront premium (paid)		(20,462)		Unrealized (depreciation)			(3,092,109)
Total		$36,512,374		Total			$(2,519,613)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(59,719)	$8,055,000	$10,472	1/17/47	(200 bp) —	$(72,876)
					Monthly
CMBX NA BB.7 Index	(907,638)	7,123,000	900,347	1/17/47	(500 bp) —	(13,227)
					Monthly
CMBX NA BB.9 Index	(40,802)	265,000	36,676	9/17/58	(500 bp) —	(4,347)
					Monthly
Credit Suisse International
CMBX NA BB.9 Index	(352,331)	2,288,000	316,659	9/17/58	(500 bp) —	(37,578)
					Monthly
CMBX NA BB.9 Index	(213,966)	1,368,000	189,331	9/17/58	(500 bp) —	(25,775)
					Monthly

Mortgage Securities Fund 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International
CMBX NA BB.9 Index	$(608,603)	$3,823,000	$529,103	9/17/58	(500 bp) —	$(82,686)
					Monthly
CMBX NA BB.9 Index	(442,738)	2,779,000	384,614	9/17/58	(500 bp) —	(60,441)
					Monthly
CMBX NA BB.9 Index	(445,272)	2,779,000	384,614	9/17/58	(500 bp) —	(62,974)
					Monthly
CMBX NA BB.9 Index	(312,340)	1,977,000	273,617	9/17/58	(500 bp) —	(40,370)
					Monthly
CMBX NA BB.9 Index	(297,097)	1,860,000	257,424	9/17/58	(500 bp) —	(41,223)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.9 Index	(830,999)	5,265,000	728,676	9/17/58	(500 bp) —	(106,710)
					Monthly
CMBX NA BB.9 Index	(410,777)	2,633,000	364,407	9/17/58	(500 bp) —	(48,564)
					Monthly
CMBX NA BB.9 Index	(319,744)	2,264,000	313,338	9/17/58	(500 bp) —	(8,293)
					Monthly
CMBX NA BB.9 Index	(77,888)	508,000	70,307	9/17/58	(500 bp) —	(8,004)
					Monthly
CMBX NA BBB–.7 Index	(161,215)	2,745,000	154,818	1/17/47	(300 bp) —	(7,769)
					Monthly
CMBX NA BBB–.7 Index	(120,128)	1,791,000	101,012	1/17/47	(300 bp) —	(20,011)
					Monthly
Merrill Lynch International
CMBX NA BB.9 Index	(408,069)	2,609,000	361,086	9/17/58	(500 bp) —	(49,157)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.9 Index	(595,749)	3,828,000	529,795	9/17/58	(500 bp) —	(69,144)
					Monthly
CMBX NA BB.9 Index	(475,843)	3,164,000	437,898	9/17/58	(500 bp) —	(40,582)
					Monthly
CMBX NA BBB–.7 Index	(94,093)	1,482,000	83,585	1/17/47	(300 bp) —	(11,250)
					Monthly
Upfront premium received	—		Unrealized appreciation			—
Upfront premium (paid)	(7,175,011)		Unrealized (depreciation)			(810,981)
Total	$(7,175,011)		Total			$(810,981)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

54 Mortgage Securities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$13,509,000	$—
Mortgage-backed securities	—	648,299,141	—
Purchased options outstanding	—	1,564,335	—
Purchased swap options outstanding	—	6,503,627	—
U.S. government and agency mortgage obligations	—	1,208,100,113	—
Short-term investments	10,000	91,598,803	—
Totals by level	$10,000	$1,969,575,019	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(3,152,769)	$—
Written swap options outstanding	—	(9,492,311)	—
Forward premium swap option contracts	—	(3,927,811)	—
TBA sale commitments	—	(321,743,674)	—
Interest rate swap contracts	—	853,084	—
Total return swap contracts	—	(449,951)	—
Credit default contracts	—	(32,667,957)	—
Totals by level	$—	$(370,581,389)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 55

Statement of assets and liabilities 9/30/18

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,995,993,168)	$1,969,575,019
Affiliated issuers (identified cost $10,000) (Notes 1 and 5)	10,000
Cash	55,923
Interest and other receivables	7,773,775
Receivable for shares of the fund sold	159,945
Receivable for investments sold	1,450,454
Receivable for sales of delayed delivery securities (Note 1)	252,967,908
Receivable from Manager (Note 2)	294,107
Receivable for variation margin on centrally cleared swap contracts (Note 1)	97,200
Unrealized appreciation on forward premium swap option contracts (Note 1)	1,089,415
Unrealized appreciation on OTC swap contracts (Note 1)	765,523
Premium paid on OTC swap contracts (Note 1)	7,195,473
Prepaid assets	50,352
Total assets	2,241,485,094

LIABILITIES
Payable for investments purchased	1,330,456
Payable for purchases of delayed delivery securities (Note 1)	852,155,391
Payable for shares of the fund repurchased	1,221,467
Payable for custodian fees (Note 2)	83,479
Payable for investor servicing fees (Note 2)	310,544
Payable for Trustee compensation and expenses (Note 2)	786,948
Payable for administrative services (Note 2)	4,235
Payable for distribution fees (Note 2)	592,449
Payable for variation margin on centrally cleared swap contracts (Note 1)	564,808
Unrealized depreciation on OTC swap contracts (Note 1)	4,418,846
Premium received on OTC swap contracts (Note 1)	36,532,836
Unrealized depreciation on forward premium swap option contracts (Note 1)	5,017,226
Written options outstanding, at value (premiums $9,548,734) (Note 1)	12,645,080
TBA sale commitments, at value (proceeds receivable $322,382,734) (Note 1)	321,743,674
Other accrued expenses	386,191
Total liabilities	1,237,793,630

Net assets	$1,003,691,464

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 7)	$1,207,848,128
Total distributable earnings (Notes 1 and 7)	(204,156,664)
Total — Representing net assets applicable to capital shares outstanding	$1,003,691,464

(Continued on next page)

56 Mortgage Securities Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($826,165,008 divided by 66,798,036 shares)	$12.37
Offering price per class A share (100/96.00 of $12.37)*	$12.89
Net asset value and offering price per class B share ($8,279,644 divided by 672,833 shares)**	$12.31
Net asset value and offering price per class C share ($31,674,058 divided by 2,585,816 shares)**	$12.25
Net asset value and redemption price per class M share ($10,342,103 divided by 831,897 shares)	$12.43
Offering price per class M share (100/96.75 of $12.43)†	$12.85
Net asset value, offering price and redemption price per class R share
($14,329,497 divided by 1,171,240 shares)	$12.23
Net asset value, offering price and redemption price per class R6 share
($7,530,305 divided by 615,426 shares)	$12.24
Net asset value, offering price and redemption price per class Y share
($105,370,849 divided by 8,613,558 shares)	$12.23

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 57

Statement of operations Year ended 9/30/18

INVESTMENT INCOME
Interest (including interest income of $1,571 from investments in affiliated issuers) (Note 5)	$39,931,516
Total investment income	39,931,516

EXPENSES
Compensation of Manager (Note 2)	3,555,495
Investor servicing fees (Note 2)	1,635,379
Custodian fees (Note 2)	156,440
Trustee compensation and expenses (Note 2)	31,017
Distribution fees (Note 2)	2,412,579
Administrative services (Note 2)	25,634
Other	1,035,593
Fees waived and reimbursed by Manager (Note 2)	(1,072,265)
Total expenses	7,779,872
Expense reduction (Note 2)	(8,963)
Net expenses	7,770,909

Net investment income	32,160,607

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1, 3 and 7)	(75,572,552)
Futures contracts (Note 1)	441,459
Swap contracts (Note 1)	24,771,242
Written options (Note 1)	52,763,898
Total net realized gain	2,404,047
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(26,639,843)
Swap contracts	(4,549,030)
Written options	(7,968,412)
Total change in net unrealized depreciation	(39,157,285)

Net loss on investments	(36,753,238)

Net decrease in net assets resulting from operations	$(4,592,631)

The accompanying notes are an integral part of these financial statements.

58 Mortgage Securities Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 9/30/18	Year ended 9/30/17
Operations
Net investment income	$32,160,607	$21,968,654
Net realized gain (loss) on investments	2,404,047	(11,945,876)
Net unrealized depreciation of investments	(39,157,285)	(5,048,974)
Net increase (decrease) in net assets resulting
from operations	(4,592,631)	4,973,804
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(25,224,198)	(20,995,654)
Class B	(253,272)	(294,762)
Class C	(969,640)	(1,118,224)
Class M	(339,768)	(340,713)
Class R	(515,028)	(542,102)
Class R6	(136,434)	—
Class Y	(3,862,971)	(3,308,954)
Increase (decrease) from capital share transactions
(Notes 4 and 7)	209,689,014	(103,126,572)
Total increase (decrease) in net assets	173,795,072	(124,753,177)

NET ASSETS
Beginning of year	829,896,392	954,649,569
End of year (Note 1)	$1,003,691,464	$829,896,392

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 59

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
September 30, 2018	$12.89	.45	(.53)	(.08)	(.44)	(.44)	$12.37	(.67)	$826,165	.84[f,g,h]	3.57[f,h]	1,403
September 30, 2017	13.20	.33	(.24)	.09	(.40)	(.40)	12.89	.67	645,996	.89[f]	2.53[f]	1,452
September 30, 2016	13.35	.31	(.09)	.22	(.37)	(.37)	13.20	1.70	746,534	.88[e]	2.31[e]	1,272
September 30, 2015	13.70	.30	(.33)	(.03)	(.32)	(.32)	13.35	(.27)	857,238.85		2.20	1,388
September 30, 2014	13.30	.26	.37	.63	(.23)	(.23)	13.70	4.80	863,612.86		1.95	1,346
Class B
September 30, 2018	$12.83	.34	(.52)	(.18)	(.34)	(.34)	$12.31	(1.42)	$8,280	1.57[f,g,h]	2.73[f,h]	1,403
September 30, 2017	13.14	.23	(.24)	(.01)	(.30)	(.30)	12.83	(.07)	10,736	1.62[f]	1.79[f]	1,452
September 30, 2016	13.28	.21	(.07)	.14	(.28)	(.28)	13.14	1.04	14,957	1.61[e]	1.58[e]	1,272
September 30, 2015	13.63	.20	(.33)	(.13)	(.22)	(.22)	13.28	(1.01)	17,272	1.58	1.46	1,388
September 30, 2014	13.23	.17	.36	.53	(.13)	(.13)	13.63	4.05	21,352	1.59	1.23	1,346
Class C
September 30, 2018	$12.77	.33	(.51)	(.18)	(.34)	(.34)	$12.25	(1.45)	$31,674	1.59[f,g,h]	2.68[f,h]	1,403
September 30, 2017	13.08	.23	(.24)	(.01)	(.30)	(.30)	12.77	(.09)	41,652	1.64[f]	1.77[f]	1,452
September 30, 2016	13.23	.20	(.07)	.13	(.28)	(.28)	13.08	.97	56,947	1.63[e]	1.56[e]	1,272
September 30, 2015	13.58	.20	(.34)	(.14)	(.21)	(.21)	13.23	(1.02)	68,042	1.60	1.45	1,388
September 30, 2014	13.18	.16	.37	.53	(.13)	(.13)	13.58	4.05	73,828	1.61	1.21	1,346
Class M
September 30, 2018	$12.95	.41	(.53)	(.12)	(.40)	(.40)	$12.43	(.94)	$10,342	1.08[f,g,h]	3.22[f,h]	1,403
September 30, 2017	13.26	.30	(.25)	.05	(.36)	(.36)	12.95	.41	11,452	1.13[f]	2.29[f]	1,452
September 30, 2016	13.40	.27	(.07)	.20	(.34)	(.34)	13.26	1.49	13,059	1.12[e]	2.07[e]	1,272
September 30, 2015	13.75	.27	(.34)	(.07)	(.28)	(.28)	13.40	(.53)	14,451	1.09	1.95	1,388
September 30, 2014	13.34	.23	.38	.61	(.20)	(.20)	13.75	4.58	16,562	1.10	1.71	1,346
Class R
September 30, 2018	$12.76	.40	(.53)	(.13)	(.40)	(.40)	$12.23	(1.03)	$14,329	1.09[f,g,h]	3.20[f,h]	1,403
September 30, 2017	13.07	.29	(.24)	.05	(.36)	(.36)	12.76	.41	17,599	1.14[f]	2.28[f]	1,452
September 30, 2016	13.21	.27	(.07)	.20	(.34)	(.34)	13.07	1.52	22,317	1.13[e]	2.06[e]	1,272
September 30, 2015	13.56	.26	(.33)	(.07)	(.28)	(.28)	13.21	(.53)	23,513	1.10	1.94	1,388
September 30, 2014	13.16	.23	.37	.60	(.20)	(.20)	13.56	4.57	32,104	1.11	1.68	1,346
Class R6
September 30, 2018†	$12.41	.26	(.21)	.05	(.22)	(.22)	$12.24	.42*	$7,530	.16*f,g,h	2.11*f,h	1,403
Class Y
September 30, 2018	$12.76	.47	(.53)	(.06)	(.47)	(.47)	$12.23	(.49)	$105,371	.59[f,g,h]	3.75[f,h]	1,403
September 30, 2017	13.08	.36	(.25)	.11	(.43)	(.43)	12.76	.89	102,461	.64[f]	2.79[f]	1,452
September 30, 2016	13.22	.34	(.07)	.27	(.41)	(.41)	13.08	2.07	100,836	.63[e]	2.56[e]	1,272
September 30, 2015	13.58	.33	(.34)	(.01)	(.35)	(.35)	13.22	(.08)	100,614.60		2.48	1,388
September 30, 2014	13.19	.29	.37	.66	(.27)	(.27)	13.58	5.04	69,154.61		2.19	1,346

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60 Mortgage Securities Fund	Mortgage Securities Fund 61

Financial highlights cont.

* Not annualized.

† For the period April 20, 2018 (commencement of operations) to September 30, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Includes one-time merger costs of 0.02%.

h Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

Class A	0.12%
Class B	0.12
Class C	0.12
Class M	0.12
Class R	0.12
Class R6	0.10
Class Y	0.12

The accompanying notes are an integral part of these financial statements.

62 Mortgage Securities Fund

Notes to financial statements 9/30/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2017 through September 30, 2018.

Putnam Mortgage Securities Fund (formerly U.S. Government Income Trust) (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Putnam Management’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class B, class C, class M, class R, class R6 and class Y shares. The fund began offering class R6 shares on April 20, 2018. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Prior to April 1, 2018, class C shares did not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown

Mortgage Securities Fund 63

as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

64 Mortgage Securities Fund

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $31,870,775, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange

Mortgage Securities Fund 65

traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

66 Mortgage Securities Fund

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Mortgage Securities Fund 67

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $41,495,615 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $40,851,863 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains

68 Mortgage Securities Fund

or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2018, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$124,743,416	$39,824,603	$164,568,019

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, realized built-in losses, income on swap contracts, interest-only securities and activity related to the merger as disclosed in Note 7. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $3,857,301 to increase undistributed net investment income, $459,927 to decrease paid-in capital and $3,397,374 to increase accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$16,254,413
Unrealized depreciation	(71,947,060)
Net unrealized depreciation	(55,692,647)
Undistributed ordinary income	16,104,002
Capital loss carryforward	(164,568,019)
Cost for federal income tax purposes	$1,654,696,277

For the fiscal year ended September 30, 2017, the fund had undistributed net investment income of $15,868,081.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.391% of the fund’s average net assets.

Effective April 23, 2018, Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through January 30, 2020, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.32% of

Mortgage Securities Fund 69

the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $1,071,736 as a result of this limit.

Putnam Management has also contractually agreed, through January 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $529 relating to the fund’s investment in Putnam Government Money Market Fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,313,960	Class R	29,246
Class B	17,196	Class R6	1,681
Class C	66,040	Class Y	187,740
Class M	19,516	Total	$1,635,379

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $8,963 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $775, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for

70 Mortgage Securities Fund

the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$1,819,491
Class B	1.00%	*	93,216
Class C	1.00%	1.00%	366,196
Class M	1.00%	†	52,705
Class R	1.00%	0.50%	80,971
Total			$2,412,579

* Equals the weighted average of (i) 0.85% of the net assets of Putnam Limited Duration Government Income Fund attributable to class B shares existing on November 9, 2007; and (ii) 1.00% of all other net assets of Putnam Mortgage Securities Fund attributable to class B shares.

† Equals the weighted average of (i) 0.40% of the net assets of Putnam Limited Duration Government Income Fund attributable to class M shares existing on November 9, 2007; and (ii) 0.50% of all other net assets of Putnam Mortgage Securities Fund attributable to class M shares.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $18,555 and $62 from the sale of class A and class M shares, respectively, and received $3,504 and $1,911 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $34 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$20,667,144,963	$20,769,867,012
U.S. government securities (Long-term)	—	—
Total	$20,667,144,963	$20,769,867,012

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Mortgage Securities Fund 71

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 9/30/18		YEAR ENDED 9/30/17
Class A	Shares	Amount	Shares	Amount
Shares sold	3,841,891	$48,524,050	5,295,869	$68,914,529
Shares issued in connection with
reinvestment of distributions	1,697,195	21,396,761	1,375,658	17,854,551
Shares issued in connection with the
merger of Putnam American
Government Income Fund	24,503,476	307,067,755	—	—
	30,042,562	376,988,566	6,671,527	86,769,080
Shares repurchased	(13,344,675)	(168,238,106)	(13,112,732)	(170,415,461)
Net increase (decrease)	16,697,887	$208,750,460	(6,441,205)	$(83,646,381)

	YEAR ENDED 9/30/18		YEAR ENDED 9/30/17
Class B	Shares	Amount	Shares	Amount
Shares sold	6,229	$79,399	37,993	$492,215
Shares issued in connection with
reinvestment of distributions	18,820	236,468	21,517	277,997
Shares issued in connection with the
merger of Putnam American
Government Income Fund	214,052	2,669,148	—	—
	239,101	2,985,015	59,510	770,212
Shares repurchased	(403,152)	(5,069,172)	(361,271)	(4,671,407)
Net decrease	(164,051)	$(2,084,157)	(301,761)	$(3,901,195)

	YEAR ENDED 9/30/18		YEAR ENDED 9/30/17
Class C	Shares	Amount	Shares	Amount
Shares sold	148,452	$1,868,335	238,702	$3,074,903
Shares issued in connection with
reinvestment of distributions	66,999	838,185	73,459	944,931
Shares issued in connection with the
merger of Putnam American
Government Income Fund	704,769	8,749,079	—	—
	920,220	11,455,599	312,161	4,019,834
Shares repurchased	(1,595,720)	(19,954,244)	(1,404,851)	(18,079,617)
Net decrease	(675,500)	$(8,498,645)	(1,092,690)	$(14,059,783)

72 Mortgage Securities Fund

	YEAR ENDED 9/30/18		YEAR ENDED 9/30/17
Class M	Shares	Amount	Shares	Amount
Shares sold	6,663	$84,365	12,653	$166,981
Shares issued in connection with
reinvestment of distributions	10,663	135,279	10,718	139,748
Shares issued in connection with the
merger of Putnam American
Government Income Fund	52,516	661,414	—	—
	69,842	881,058	23,371	306,729
Shares repurchased	(121,964)	(1,547,185)	(124,101)	(1,618,639)
Net decrease	(52,122)	$(666,127)	(100,730)	$(1,311,910)

	YEAR ENDED 9/30/18		YEAR ENDED 9/30/17
Class R	Shares	Amount	Shares	Amount
Shares sold	296,894	$3,721,780	504,750	$6,485,311
Shares issued in connection with
reinvestment of distributions	29,907	373,692	30,353	389,967
Shares issued in connection with the
merger of Putnam American
Government Income Fund	173,909	2,156,873	—	—
	500,710	6,252,345	535,103	6,875,278
Shares repurchased	(708,630)	(8,852,976)	(863,743)	(11,114,026)
Net decrease	(207,920)	$(2,600,631)	(328,640)	$(4,238,748)

	FOR THE PERIOD 4/20/18 (COMMENCEMENT OF
	OPERATIONS) TO 9/30/18
Class R6	Shares	Amount
Shares sold	361,543	$4,473,349
Shares issued in connection with reinvestment of distributions	11,020	136,434
Shares issued in connection with the merger of Putnam American
Government Income Fund	371,454	4,607,628
	744,017	9,217,411
Shares repurchased	(128,591)	(1,596,578)
Net increase	615,426	$7,620,833

	YEAR ENDED 9/30/18		YEAR ENDED 9/30/17
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,764,287	$34,502,099	3,515,762	$45,217,141
Shares issued in connection with
reinvestment of distributions	243,829	3,043,851	212,621	2,731,470
Shares issued in connection with the
merger of Putnam American
Government Income Fund	1,488,979	18,458,721	—	—
	4,497,095	56,004,671	3,728,383	47,948,611
Shares repurchased	(3,912,406)	(48,837,390)	(3,411,292)	(43,917,166)
Net increase	584,689	$7,167,281	317,091	$4,031,445

Mortgage Securities Fund 73

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/17	cost	proceeds	income	of 9/30/18
Short-term investments
Putnam Government
Money Market Fund*	$768,050	$10,000	$768,050	$1,571	$10,000
Total Short-term
investments	$768,050	$10,000	$768,050	$1,571	$10,000

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Acquisition of Putnam American Government Income Fund

On April 20, 2018, the fund issued 24,503,476, 214,052, 704,769, 52,516, 173,909, 371,454 and 1,488,979 class A, class B, class C, class M, class R, class R6 and class Y shares, respectively, for 37,100,088, 325,386, 1,061,540, 79,115, 259,832, 558,643 and 2,237,368 class A, class B, class C, class M, class R, class R6 and class Y shares of Putnam American Government Income Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction was to combine two Putnam funds with substantially similar investment objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam American Government Income Fund, with a fair value of $424,225,389 and an identified cost of $427,284,905 at April 20, 2018, was the principal asset acquired by the fund. The net assets of the fund and Putnam American Government Income Fund on April 20, 2018 were $753,329,168 and $344,370,618, respectively. On April 20, 2018, Putnam American Government Income Fund had distributions in excess of investment income of $621,621, accumulated net realized loss of $62,569,629 and unrealized depreciation of $1,560,134. The aggregate net assets of the fund immediately following the acquisition were $1,097,699,786.

Assuming the acquisition had been completed on October 1, 2017, the fund’s pro forma results of operations for the reporting period are as follows (unaudited):

Net investment Income	$39,034,797
Net loss on investments	$(46,746,517)
Net decrease in net assets resulting from operations	$(7,711,720)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam American Government Income Fund that have been included in the fund’s Statement of operations for the current fiscal period.

74 Mortgage Securities Fund

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$504,500,000
Purchased swap option contracts (contract amount)	$5,207,600,000
Written TBA commitment option contracts (contract amount)	$685,800,000
Written swap option contracts (contract amount)	$4,459,400,000
Futures contracts (number of contracts)	20
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$1,518,600,000
OTC total return swap contracts (notional)	$203,400,000
Centrally cleared total return swap contracts (notional)	$26,800,000
OTC credit default contracts (notional)	$221,300,000

* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$6,403,730	Payables	$39,071,687
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	11,729,904*	Unrealized depreciation	19,831,700 *
Total		$18,133,634		$58,903,387

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$3,592,922	$3,592,922
Interest rate contracts	(3,083,247)	441,459	21,178,320	18,536,532
Total	$(3,083,247)	$441,459	$24,771,242	$22,129,454

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Options	Swaps	Total
Credit contracts	$—	$(3,330,594)	$(3,330,594)
Interest rate contracts	(9,832,434)	(1,218,436)	(11,050,870)
Total	$(9,832,434)	$(4,549,030)	$(14,381,464)

Mortgage Securities Fund 75

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$91,310	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$91,310
OTC Total return swap contracts*#	2,360	22,593	—	—	—	33,262	148	124,459	—	907	9,298	—	—	—	193,027
Centrally cleared total return
swap contracts§	—	—	5,890	—	—	—	—	—	—	—	—	—	—	—	5,890
OTC Credit default contracts —
protection sold*#	—	—	—	—	3,994	—	—	7,401	—	—	—	—	—	15,148	26,543
OTC Credit default contracts —
protection purchased*#	—	—	—	—	930,866	502,944	—	1,818,356	—	—	1,721,400	358,912	—	1,044,709	6,377,187
Forward premium swap
option contracts#	301,710	—	—	350,075	—	—	—	224,524	—	118,321	—	—	—	94,785	1,089,415
Purchased swap options**#	—	—	—	2,538,634	—	—	—	2,300,516	—	542,440	—	—	—	1,122,037	6,503,627
Purchased options**#	—	—	—	—	—	—	—	—	—	1,564,335	—	—	—	—	1,564,335
Repurchase agreements**	—	—	—	—	—	—	—	—	31,240,000	—	—	—	—	—	31,240,000
Total Assets	$304,070	$22,593	$97,200	$2,888,709	$934,860	$536,206	$148	$4,475,256	$31,240,000	$2,226,003	$1,730,698	$358,912	$—	$2,276,679	$47,091,334
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	564,808	—	—	—	—	—	—	—	—	—	—	—	564,808
OTC Total return swap contracts*#	—	396,578	—	1,550	—	16,632	254	58,046	—	10,341	32,355	—	—	—	515,756
Centrally cleared total return
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	—	—	—	—	5,924,774	6,876,957	1,030,068	1,850,739	—	—	4,238,356	1,405,865	—	17,731,771	39,058,530
OTC Credit default contracts —
protection purchased*#	—	—	—	—	13,157	—	—	—	—	—	—	—	—	—	13,157
Forward premium swap
option contracts#	1,502,549	—	—	756,134	—	—	—	527,389	—	2,065,898	—	—	—	165,256	5,017,226
Written swap options#	—	809,317	—	3,706,350	—	—	—	2,366,100	—	2,610,544	—	—	—	—	9,492,311
Written options#	—	—	—	—	—	—	—	—	—	3,152,769	—	—	—	—	3,152,769
Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total Liabilities	$1,502,549	$1,205,895	$564,808	$4,464,034	$5,937,931	$6,893,589	$1,030,322	$4,802,274	$—	$7,839,552	$4,270,711	$1,405,865	$—	$17,897,027	$57,814,557
Total Financial and Derivative
Net Assets	$(1,198,479)	$(1,183,302)	$(467,608)	$(1,575,325)	$(5,003,071)	$(6,357,383)	$(1,030,174)	$(327,018)	$31,240,000	$(5,613,549)	$(2,540,013)	$(1,046,953)	$—	$(15,620,348)	$(10,723,223)
Total collateral received (pledged)†##	$(1,132,020)	$(1,183,302)	$—	$(1,575,325)	$(4,758,239)	$(6,321,271)	$(979,299)	$—	$31,240,000	$(5,613,549)	$(2,540,013)	$(945,549)	$—	$(15,189,293)
Net amount	$(66,459)	$—	$(467,608)	$—	$(244,832)	$(36,112)	$(50,875)	$(327,018)	$—	$—	$—	$(101,404)	$—	$(431,055)

76 Mortgage Securities Fund	Mortgage Securities Fund 77

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche BankAG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	Total
Controlled collateral received (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$31,870,775	$—	$—	$—	$—	$—	$31,870,775
Collateral (pledged) (including
TBA commitments)**	$(1,132,020)	$(1,247,497)	$—	$(1,607,812)	$(4,758,239)	$(6,321,271)	$(979,299)	$—	$—	$(5,789,065)	$(7,619,058)	$(945,549)	$(651,876)	$(15,189,293)	$(46,240,979)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $13,650,211.

Note 10: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

78 Mortgage Securities Fund	Mortgage Securities Fund 79

Federal tax information (Unaudited)

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $28,847,334 of distributions paid as qualifying to be taxed as interest-related dividends, and no amount to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2019 will show the tax status of all distributions paid to your account in calendar 2018.

80 Mortgage Securities Fund

Shareholder meeting results (Unaudited)

August 6, 2018 annual meeting

A proposal to approve an amendment to the fund’s fundamental investment policy regarding industry concentration was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes
36,748,368	3,210,511	3,637,627	—

All tabulations are rounded to the nearest whole number.

Mortgage Securities Fund 81

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed
Born 1952, Trustee since 2012
Principal occupations during past five years: Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Trustee of the Brookings Institution.

Other directorships: The Rohatyn Group, an emerging-market fund complex that manages money for institutions

Ravi Akhoury
Born 1947, Trustee since 2009
Principal occupations during past five years: Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.

Other directorships: English Helper, Inc., a private software company

Barbara M. Baumann
Born 1955, Trustee since 2010
Principal occupations during past five years: President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.

Other directorships: Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company

Katinka Domotorffy
Born 1975, Trustee since 2012
Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.

Other directorships: Great Lakes Science Center; College Now Greater Cleveland

Catharine Bond Hill
Born 1954, Trustee since 2017
Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.

Other directorships: Director of Yale-NUS College; Alumni Fellow to the Yale Corporation

Dr. Paul L. Joskow
Born 1947, Trustee since 1997
Principal occupations during past five years: Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Until 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance. Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT. Prior to 1998, served as Head of the Department of Economics at MIT.

Other directorships: Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

82 Mortgage Securities Fund

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of September 30, 2018, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Mortgage Securities Fund 83

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Susan G. Malloy (Born 1957)
Executive Vice President, Principal Executive Officer,	Vice President and Assistant Treasurer
and Compliance Liaison	Since 2007
Since 2004	Head of Accounting, Middle Office, & Control Services,
Putnam Investments and Putnam Management
Robert T. Burns (Born 1961)
Vice President and Chief Legal Officer	Mark C. Trenchard (Born 1962)
Since 2011	Vice President and BSA Compliance Officer
General Counsel, Putnam Investments,	Since 2002
Putnam Management, and Putnam Retail Management	Director of Operational Compliance, Putnam
Investments and Putnam Retail Management
James F. Clark (Born 1974)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2016	Vice President, Director of Proxy Voting and Corporate
Chief Compliance Officer, Putnam Investments	Governance, Assistant Clerk, and Assistant Treasurer
and Putnam Management	Since 2000

Michael J. Higgins (Born 1976)	Denere P. Poulack (Born 1968)
Vice President, Treasurer, and Clerk	Assistant Vice President, Assistant Clerk,
Since 2010	and Assistant Treasurer
Since 2004
Janet C. Smith (Born 1965)
Vice President, Principal Financial Officer, Principal
Accounting Officer, and Assistant Treasurer
Since 2007
Head of Fund Administration Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

84 Mortgage Securities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Independent Registered Public	Vice President and
Accounting Firm	Chief Legal Officer	Denere P. Poulack
KPMG LLP		Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Mortgage Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

AN038 313322 11/18

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

September 30, 2018	$162,679	$12,924*	$5,445	$ —
September 30, 2017	$142,007	$ —	$5,288	$ —

*	Fees billed to the fund for services relating to a fund merger ($11,750) and for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission ($1,174).

For the fiscal years ended September 30, 2018 and September 30, 2017, the fund's independent auditor billed aggregate non-audit fees in the amounts of $18,369 and $5,288 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

September 30, 2018	$ —	$ —	$ —	$ —

September 30, 2017	$ —	$ —	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: November 28, 2018